REVENUE AND DEFERRED INCOME (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SUMMARY OF REVENUE

	2024 A$	2023 A$	2022 A$
Sales of EasyDNA branded test - point in time	6,162,865	7,698,605	5,989,782
Sales of AffinityDNA branded test - point in time	1,367,834	944,058	-
Sales of geneType branded test - point in time	134,085	43,455	7,551
License fees - over time	-	-	797,483
Total revenue from contract with customers	7,664,784	8,686,118	6,794,816

SCHEDULE OF DISAGGREGATED BY GEOGRAPHICAL MARKETS

The Group’s revenue disaggregated by primary geographical markets is as follows:

	2024 A$	2023 A$	2022 A$
America and Canada	1,666,961	2,242,169	2,274,551
Europe Middle East and Africa	4,069,799	4,494,626	2,501,302
Latin America	190,422	322,033	128,840
Asia Pacific	1,737,602	1,627,290	1,890,123
Total revenue	7,664,784	8,686,118	6,794,816

SCHEDULE OF CONTRACT BALANCES
	Note	2024 A$	2023 A$
Receivables, which are included in ‘net trade receivables’	12	209,254	1,049,393
Contract liabilities		741,647	849,212